COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating incomes (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income
Total	$ 10,491,417	$ 10,473,784	$ 11,112,493
Loans recovered and allowances reversed [member]
Other operating income
Total	3,252,298	3,338,184	1,683,227
Insurance commissions [member]
Other operating income
Total		493	151,497
Rental from safety boxes [member]
Other operating income
Total	762,668	748,974	1,000,573
Commissions from trust services [member]
Other operating income
Total	81,322	86,860	28,339
Adjustment of Various Credits [Member]
Other operating income
Total	437,737	333,772	626,057
Sale of fixed assets [member]
Other operating income
Total	28,614	17,444	393,942
Other
Other operating income
Total	$ 4,365,792	$ 3,531,683	$ 3,654,276